Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [abstract]
Revenue from natural gas produced by the Company	$ 55,882	$ 28,341	$ 16,645